Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	PBR
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0